SECURED BORROWINGS	9 Months Ended
Sep. 30, 2019
SECURED BORROWINGS [Abstract]
SECURED BORROWINGS
9. SECURED BORROWINGS

The Company’s secured borrowings, net as of September 30, 2019 and December 31, 2018 are presented below (dollars in thousands):

	Outstanding principal balance as of		Weighted average interest rate(1) as of
	September 30, 2019(2)	December 31, 2018(2)	September 30, 2019	December 31, 2018	Maturity date
Securitization Notes	$—	$85,584	—	3.08%	—
Nord LB Facility	98,282	108,882	3.88%	4.29%	January 2020
Term Loan	390,965	407,768	4.51%	5.17%	February 2023
Magellan Acquisition Limited Facility	285,320	305,226	4.14%	4.18%	December 2025
Fly Acquisition III Facility (3)	100,157	190,457	4.45%	4.10%	—
Fly Aladdin Acquisition Facility	307,885	467,179	4.78%	4.59%	June 2023
Fly Aladdin Engine Funding Facility	42,719	43,829	4.95%	4.95%	December 2021 – April 2022
Other Aircraft Secured Borrowings	715,975	807,882	4.28%	4.44%	December 2020 – June 2028
Total outstanding principal balance	1,941,303	2,416,807
Unamortized debt discounts and loan costs	(25,868)	(36,938)
Total secured borrowings, net	$1,915,435	$2,379,869

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.
(3)	The Fly Acquisition III Facility was repaid in October 2019.

The Company is subject to restrictive covenants under its secured borrowings which relate to the incurrence of debt, issuance of guarantees, incurrence of liens or other encumbrances, the acquisition, substitution, disposition and re-lease of aircraft, maintenance, registration and insurance of its aircraft, restrictions on modification of aircraft and capital expenditures, and requirements to maintain concentration limits.

The Company’s loan agreements include events of default that are customary for these types of secured borrowings. The Company’s failure to comply with any restrictive covenants, or any other operating covenants, may trigger an event of default under the relevant loan agreement. In addition, certain of the Company’s loan agreements contain cross-default provisions that could be triggered by a default under another loan agreement.

As of September 30, 2019, the Company was not in default under any of its secured borrowings.

For more information about the Company’s secured borrowings, refer to Note 10 of the 2018 Annual Report.

Securitization Notes

On March 14, 2019, B&B Air Funding redeemed in full its outstanding aircraft lease-backed Class G-1 notes (the “Securitization Notes”) issued on October 2, 2007 and with an original maturity date of November 14, 2033, in the aggregate principal amount of $63.8 million. The redemption price and accrued interest on the Securitization Notes were paid in full satisfaction thereof. In connection with the redemption, the Company expensed approximately $1.9 million of debt extinguishment costs.

Nord LB Facility

As of September 30, 2019, the Company had $98.3 million principal amount outstanding under its non-recourse debt facility with Norddeutsche Landesbank Gironzentrale (the “Nord LB Facility”), which was secured by five aircraft. The Nord LB Facility is structured with loans secured by each aircraft individually. The loans are cross-collateralized and contain cross-default provisions. Borrowings are secured by Fly’s equity interests in the aircraft owning subsidiaries, the related leases, and certain deposits. The loans under the Nord LB Facility bear interest at one-month LIBOR plus a margin of 1.85%. The Nord LB Facility matures on January 14, 2020, and the Company is in discussions with the lender to extend the maturity date.

Under the terms of the Nord LB Facility, the Company applies 95% of lease rentals collected towards interest and principal. If no lease rental payments are collected in the applicable period for any financed aircraft, then no payment is due under the loan associated with that aircraft during such period. Any unpaid interest increases the principal amount of the associated loan.

In the event the Company sells any of the financed aircraft, substantially all sale proceeds (after payment of certain expenses) must first be used to repay the debt associated with such aircraft and then to repay the outstanding amounts which finance the remaining aircraft. In addition, any maintenance reserve amounts retained by the Company will be used to prepay the Nord LB Facility, provided such reserves are not required for future maintenance of such aircraft.

Term Loan

As of September 30, 2019, the Company had $391.0 million principal amount outstanding under its senior secured term loan (the “Term Loan”), which was secured by 31 aircraft. Fly has guaranteed all payments under the Term Loan. The final maturity date of the Term Loan is February 9, 2023.

The Term Loan bears interest at three-month LIBOR plus a margin of 2.00%. The Term Loan can be prepaid in whole or in part at par.

The Term Loan requires that the Company maintain a maximum loan-to-value ratio of 70.0% based on the lower of the mean or median of half-life adjusted base values of the financed aircraft as determined by three independent appraisers. The Term Loan also includes other customary covenants, including reporting requirements and maintenance of credit ratings.

Magellan Acquisition Limited Facility

As of September 30, 2019, the Company had $285.3 million principal amount outstanding in loans and notes under its term loan facility (the “Magellan Acquisition Limited Facility”), which was secured by eight aircraft. Fly has guaranteed all payments under this facility. The Magellan Acquisition Limited Facility has a maturity date of December 8, 2025.

The interest rate on the loans is based on one-month LIBOR plus an applicable margin of 1.65% per annum. The interest rate on the notes is a fixed rate of 3.93% per annum.

The facility contains financial and operating covenants, including a covenant that Fly maintain a tangible net worth of at least $325.0 million, as well as customary reporting requirements. The borrower is required to maintain an initial loan-to-value ratio of less than or equal to 75% based on the lower of the average half-life adjusted current market value and base value of all aircraft financed under the facility as determined by three independent appraisers. A violation of any of these covenants could result in a default under the Magellan Acquisition Limited Facility. In addition, upon the occurrence of certain conditions, including a failure by Fly to maintain a minimum liquidity of at least $25.0 million, the borrower will be required to deposit certain amounts of maintenance reserves and security deposits received into accounts pledged to the security trustee.

Fly Acquisition III Facility

As of September 30, 2019, the Company had $100.2 million principal amount outstanding under its credit facility (the “Fly Acquisition III Facility”), which was secured by five aircraft. The availability period under the Fly Acquisition III Facility expired on February 26, 2019. The Company paid commitment fees of 0.50% to 0.75% per annum to the lenders on the undrawn amount of their commitments from February 26, 2016 until February 26, 2019. The facility had a maturity date of February 26, 2022 and all payments were guaranteed by Fly. On October 22, 2019, the Company repaid in full the outstanding principal balance under the Fly Acquisition III Facility.

The interest rate under the facility was based on one-month LIBOR plus an applicable margin of (i) 2.00%, from February 26, 2016 through February 26, 2019 and (ii) 2.50%, from February 27, 2019 through the repayment date of the facility.

Fly Aladdin Acquisition Facility

As of September 30, 2019, the Company had an aggregate of $307.9 million principal amount outstanding of Series B loans under its term loan facility (the “Fly Aladdin Acquisition Facility”), which were secured by 17 aircraft. Series B loans have a final maturity date of June 15, 2023. During the nine months ended September 30, 2019, the Company repaid Series A loans in full and a portion of Series B loans and expensed approximately $2.0 million of debt extinguishment costs.

The interest rate on Series A loans was based on three-month LIBOR, plus an applicable margin of 1.50% per annum. The interest rate on Series B loans is based on three-month LIBOR, plus an applicable margin of 1.80% per annum. The Company makes scheduled quarterly payments of principal and interest on the loans in accordance with a fixed amortization schedule.

Borrowings are secured by the aircraft and related leases, and the equity and beneficial interests in the aircraft owning and leasing subsidiaries. In addition, Fly has provided a guaranty of certain of the representations, warranties and covenants under the Fly Aladdin Acquisition Facility (including, without limitation, the borrowers’ special purpose covenants), as well as the obligations, upon the occurrence of certain conditions, to deposit maintenance reserves and security deposits received into pledged accounts.

The facility contains operating covenants, including covenants that the borrowers maintain a specified debt service coverage ratio, and an initial loan-to-value ratio equal to 72.5% based on the average of the half-life adjusted current market value of all financed aircraft as determined by three independent appraisers. A violation of any of these covenants could result in an event of default under the facility. Upon the occurrence of certain events, including a breach of the debt service coverage ratio continuing for two consecutive payment dates, Fly will be required to deposit, or cause the borrowers to deposit, all maintenance reserves and security deposits received into pledged accounts. Also, upon the occurrence of a breach of the loan-to-value ratio and certain other events, all cash collected will be applied to repay the outstanding principal balance of Series B loans until such breach is cured.

Fly Aladdin Engine Funding Facility

As of September 30, 2019, the Company had $42.7 million principal amount outstanding under the Fly Aladdin Engine Funding Facility, which was secured by seven engines. Fly has guaranteed all payments under this facility. The loans have maturity dates ranging from December 31, 2021 to April 30, 2022.

The interest rates for the borrowings range from 4.94% to 4.96% per annum, per engine. The Company is required to make scheduled monthly payments of principal and interest in accordance with an amortization schedule.

The loans are secured by the engines and related leases and the Company’s equity and beneficial interests in the engine owning entities. The Fly Aladdin Engine Funding Facility contains customary covenants, including various reporting requirements. A violation of any of these covenants could result in a default under the facility.

Other Aircraft Secured Borrowings

The Company has entered into other aircraft secured borrowings to finance the acquisition of aircraft, one of which is denominated in Euros. As of September 30, 2019, the Company had $716.0 million principal amount outstanding of other aircraft secured borrowings, which were secured by 15 aircraft. Of this amount, $405.4 million was recourse to the Company.

These borrowings are structured as individual loans secured by pledges of the Company’s rights, title and interests in the financed aircraft and leases. In addition, Fly may provide guarantees of its subsidiaries’ obligations under certain of these loans and may be subject to financial and operating covenants in connection therewith. The maturity dates of these loans range from December 2020 to June 2028.